Components of Deferred Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Employee benefits, compensation and other accrued obligations	$ 31,711	$ 16,059
Net operating losses	14,637	16,500
Inventory	12,330	10,715
Tax credits	9,347
Environmental	6,975	7,412
Interest rate swaps	3,652	2,087
Product warranties	3,560	3,534
Other accrued liabilities		4,692
Total	82,212	60,999
Less: Valuation allowance	(16,150)	(15,874)
Total deferred tax assets	66,062	45,125
Intangible assets	361,226	302,273
Property, plant and equipment	23,119	22,459
Unremitted foreign earnings	3,714
Other	5,765
Total deferred tax liabilities	393,824	324,732
Total net deferred tax liabilities	$ 327,762	$ 279,607